Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Current assets:
Cash	$ 2,266,639	$ 959,309
Inventory	1,093,765	967,993
Prepaid expenses and other current assets	307,341	215,673
Total current assets	3,667,745	2,142,975
Long-term assets:
Property and equipment, net	5,240	4,552
Other assets	3,500	3,500
Total long-term assets	8,740	8,052
Total assets	3,676,485	2,151,027
Current liabilities:
Accounts payable	408,083	342,050
Accrued expenses and other liabilities	319,464	248,968
Current portion of derivative liability	1,000,000
Current portion of PPP Loan	0	37,442
Total current liabilities	1,727,547	646,241
Long-term liabilities:
Long-term portion of PPP loan	0	138,858
Accrued interest	167,137	17,781
Derivative liability	1,207,475	2,316,419
Total long-term liabilities	2,974,612	3,005,277
Total liabilities	4,702,159	3,651,518
Commitments and contingencies (Note 13)
Stockholders' equity (deficit):
Common stock, $0.001 par value, 800,000,000 shares authorized as of September 30, 2021 and 2020, 237,169,770 and 193,0447,766 shares issued as of September 30, 2021 and 2020, and 236,719,770 and 193,044,766 outstanding as of September 30, 2021 and 2020	236,720	193,045
Additional paid-in capital	48,534,525	41,862,901
Accumulated deficit	(49,796,919)	(43,556,437)
Total stockholders' deficit	(1,025,674)	(1,500,491)
Total liabilities and stockholders' deficit	3,676,485	2,151,027
Series 1 convertible notes
Long-term liabilities:
Convertible notes	550,000	$ 550,000
Series 2 convertible notes
Long-term liabilities:
Convertible notes	$ 1,050,000